Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$495,961.76

Principal:
Principal Collections	$8,100,877.26
Prepayments in Full	$2,799,194.89
Liquidation Proceeds	$36,686.38
Recoveries	$45,990.08
Sub Total	$10,982,748.61
Collections	$11,478,710.37

Purchase Amounts:
Purchase Amounts Related to Principal	$385,688.71
Purchase Amounts Related to Interest	$2,147.68
Sub Total	$387,836.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,866,546.76

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,866,546.76
Servicing Fee	$107,777.99	$107,777.99	$0.00	$0.00	$11,758,768.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,758,768.77
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,758,768.77
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,758,768.77
Interest - Class A-4 Notes	$10,181.62	$10,181.62	$0.00	$0.00	$11,748,587.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,748,587.15
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$11,698,475.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,698,475.07
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$11,654,013.99
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,654,013.99
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$11,590,084.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,590,084.74
Regular Principal Payment	$11,009,654.57	$11,009,654.57	$0.00	$0.00	$580,430.17
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$580,430.17
Residual Released to Depositor	$0.00	$580,430.17	$0.00	$0.00	$0.00
Total		$11,866,546.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,009,654.57
Total					$11,009,654.57
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,009,654.57	$82.62	$10,181.62	$0.08	$11,019,836.19	$82.70
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$11,009,654.57	$6.84	$168,684.03	$0.10	$11,178,338.60	$6.94

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$15,465,756.24	0.1160657	$4,456,101.67	0.0334417
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$125,955,756.24	0.0782314	$114,946,101.67	0.0713933

Pool Information
Weighted Average APR	4.664%	4.697%
Weighted Average Remaining Term	19.18	18.47
Number of Receivables Outstanding	18,022	17,004
Pool Balance	$129,333,586.94	$117,935,453.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$125,955,756.24	$114,946,101.67
Pool Factor	0.0788747	0.0719235

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$2,989,352.06
Targeted Overcollateralization Amount	$2,989,352.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,989,352.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$75,685.97
(Recoveries)		146	$45,990.08
Net Loss for Current Collection Period			$29,695.89
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2755%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2288%
Second Preceding Collection Period			(0.0127)%
Preceding Collection Period			1.1048%
Current Collection Period			0.2882%
Four Month Average (Current and Preceding Three Collection Periods)			0.4023%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,093	$13,765,067.99
(Cumulative Recoveries)			$2,663,647.59
Cumulative Net Loss for All Collection Periods			$11,101,420.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6770%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,259.16
Average Net Loss for Receivables that have experienced a Realized Loss			$1,822.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.36%	386	$3,966,716.68
61-90 Days Delinquent	0.43%	41	$508,202.22
91-120 Days Delinquent	0.08%	10	$88,800.14
Over 120 Days Delinquent	1.06%	90	$1,248,399.93
Total Delinquent Receivables	4.93%	527	$5,812,118.97

Repossession Inventory:
Repossessed in the Current Collection Period		10	$111,179.30
Total Repossessed Inventory		14	$151,285.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7291%
Preceding Collection Period			0.7213%
Current Collection Period			0.8292%
Three Month Average			0.7599%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer